Goodwill Disclosure [Text Block] (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]

Balance as of December 31, 2017	475,732
Foreign exchange effect	(9,898)
Balance as of March 31, 2018	465,834

Balance as of March 31, 2018 (US$)	74,265

Balance as of January 1, 2016	444,412
Goodwill acquired	—
Impairment losses	—
Foreign exchange effect	17,274

Balance as of December 31, 2016	461,686
Goodwill acquired in business combination (note 4)	30,751
Impairment losses	—
Foreign exchange effect	(16,705)

Balance as of December 31, 2017	475,732

Balance as of December 31, 2017 (US$)	73,119